Cost of Revenues - Schedule of Cost of Revenues (Detail) In Thousands, unless otherwise specified	9 Months Ended			12 Months Ended
	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY	Sep. 30, 2013 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Income Statement [Abstract]
Content related costs	$ 14,357	88,121	56,995	$ 15,856	95,987	62,871	43,943
Depreciation and amortization	3,770	23,143	18,813	4,367	26,439	21,978	18,739
Bandwidth and internet data center	3,747	23,000	14,314	3,477	21,047	15,045	11,936
Value-added taxes, business taxes and surcharges	20,251	124,299	74,296	17,966	108,763	78,346	55,947
Cost of revenues	$ 42,125	258,563	164,418	$ 41,666	252,236	178,240	130,565